Investments in and Advances to Unconsolidated Affiliates - Tabular Disclosure of Differences between Share of Venture-Level Equity and Investment Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Equity Method Investments [Line Items]
Venture-level equity attributable to the Company	$ 2,659,780	$ 2,882,227
Other adjustments	41,611	41,871
Investment balance	1,033,297	1,219,346
CityCenter Holdings LLC As Investee [Member]
Schedule Of Equity Method Investments [Line Items]
Adjustment to CityCenter equity upon contribution of net assets by MGM resorts International	(532,501)	(537,819)
CityCenter capitalized interest	206,065	215,467
CityCenter completion guarantee	322,703	337,223
CityCenter deferred gain	(219,561)	(221,638)
CityCenter capitalized interest on sponsor notes	(40,258)	(42,095)
Other-than-temporary impairments of investment	(1,504,161)	(1,555,509)
Investment balance	808,220	1,006,261
Grand Victoria [Member]
Schedule Of Equity Method Investments [Line Items]
Acquisition fair value adjustments net of other-than-temporary impairments of Grand Victoria investment	$ 99,619	$ 99,619